Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Summary of Earnings Per Share

	Year ended December 31, 2017			Year ended December 31, 2016
	Earnings for the period	Weighted average shares outstanding	Earnings per share	Earnings for the period	Weighted average shares outstanding	Earnings per share
Basic EPS	$11,898	39,409,369	$0.30	$31,738	32,098,930	$0.99
Effect of dilutive securities:
Share options	-	172,570	-	-	67,178	-
Warrants	-	275,304	-	-	253,247	-
Diluted EPS	$11,898	39,857,243	$0.30	$31,738	32,419,355	$0.98